Note 3 - Acquisitions (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
	Pixi	Appterra	4Solutions	Datamyne	Total
Purchase price consideration:
Cash, less cash acquired related to Pixi ($688), Appterra ($66), 4Solutions ($281) and Datamyne ($2,637)	10,648	5,703	2,456	52,541	71,348
Contingent consideration	-	700	-	-	700
Net working capital adjustments (receivable)	(26)	(155)	4	(368)	(545)
	10,622	6,248	2,460	52,173	71,503
Allocated to:
Current assets, excluding cash acquired	500	424	257	1,843	3,024
Property and equipment	46	21	33	87	187
Deferred income tax asset	-	18	-	3,281	3,299
Current liabilities	(523)	(398)	(182)	(1,671)	(2,774)
Deferred revenue	(78)	(633)	(164)	(2,813)	(3,688)
Deferred income tax liability	(1,870)	-	(443)	(10,955)	(13,268)
Income tax liability	-	-	-	(694)	(694)
Net tangible liabilities assumed	(1,925)	(568)	(499)	(10,922)	(13,914)

Finite life intangible assets acquired:
Customer agreements and relationships	1,375	1,840	910	13,300	17,425
Existing technology	4,467	1,160	607	12,500	18,734
Trade names	-	-	91	1,790	1,881
Non-compete covenants	-	50	-	390	440
Goodwill	6,705	3,766	1,351	35,115	46,937
	10,622	6,248	2,460	52,173	71,503
	MK Data	BearWare	Oz	Total
Purchase price consideration:
Cash, net of cash acquired related to MK Data ($345), BearWare ($243) and Oz ($870)	80,151	11,243	29,459	120,853
Net working capital adjustments (receivable)	(84)	(19)	(24)	(127)
	80,067	11,224	29,435	120,726
Allocated to:
Current assets, excluding cash acquired	2,083	759	466	3,308
Property and equipment	-	-	29	29
Current liabilities	(204)	(112)	(293)	(609)
Deferred revenue	(2,610)	(451)	(1,634)	(4,695)
Net tangible assets (liabilities) assumed	(731)	196	(1,432)	(1,967)

Finite life intangible assets acquired:
Customer agreements and relationships	7,500	2,600	5,400	15,500
Existing technology	22,000	3,400	7,500	32,900
Tradenames	190	70	90	350
Non-compete covenants	-	-	240	240
Goodwill	51,108	4,958	17,637	73,703
	80,067	11,224	29,435	120,726
	Computer Manage-ment	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Property and equipment	65	-	440	7	-	512
Current liabilities	(10)	(556)	(3,466)	(399)	(658)	(5,089)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,966)	(274)	(869)	(8,727)

Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	12,480	4,581	1,059	45,593
	6,692	38,690	29,279	9,570	2,121	86,352

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
	Pixi	Appterra	4Solutions	Datamyne
Customer agreements and relationships (years)	9	11	8	9
Existing technology (years)	5	5	2	6
Trade names (years)	N/A	N/A	5	9
Non-compete covenants (years)	N/A	5	N/A	5
	MK Data	BearWare	Oz
Customer agreements and relationships (years)	13	11	9
Existing technology (years)	7	5	5
Tradenames (years)	5	5	3
Non-compete covenants (years)	N/A	N/A	5
	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (years)	9	9	9	10	9
Existing technology (years)	6	3	8	6	6
Trade names (years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (years)	N/A	12	12	12	N/A

Business Acquisition, Pro Forma Information [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues	221,128	219,029	226,619
Net income	23,604	21,132	12,980
Earnings per share
Basic	0.31	0.28	0.18
Diluted	0.31	0.28	0.18